Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Current assets:
Cash and cash equivalents	$ 32,210	$ 45,661	$ 23,337	$ 54,472
Accounts receivable, less allowance	489,172	399,732	269,383	360,802
Inventories, net	466,063	320,999	314,670	301,626
Prepaid expenses and other current assets	150,384	97,928	76,975	66,828
Deferred income taxes	31,938	2,309	14,629	14,610
Total current assets	1,169,767	866,629	698,994	798,338
Property and equipment, net	145,607	90,405	88,303	88,565
Goodwill	1,162,111	496,415	489,325	466,206
Intangibles, net	487,477	87,055	97,273	72,266
Other assets, net	1,270	1,233	10,916	6,027
TOTAL ASSETS	2,966,232	1,541,737	1,384,811	1,431,402
Current liabilities:
Accounts payable	347,205	244,891	163,367	220,834
Accrued expenses	151,547	124,794	72,738	80,285
Borrowings under revolving lines of credit	0	11,240	23,289	18,514
Current portions of long-term obligations	14,287	16,320	16,689	16,602
Total current liabilities	513,039	397,245	276,083	336,235
Long-term debt, net of current portion	722,888	170,200	180,657	183,131
Borrowings under revolver lines of credit	343,225	0	0	0
Deferred income taxes	132,605	68,809	64,165	64,100
Long-term obligations under equipment financing and other, net of current portion	43,322	22,367	34,112	30,835
Total liabilities	$ 1,755,079	$ 658,621	$ 555,017	$ 614,301
Commitments and contingencies
Stockholders' equity:
Common stock	$ 591	$ 497	$ 494	$ 493
Undesignated Preferred Stock	0	0	0	0
Additional paid-in capital	668,828	345,934	331,068	328,059
Retained earnings	564,523	557,405	508,035	495,128
Accumulated other comprehensive income (loss)	(22,789)	(20,720)	(9,803)	(6,579)
Total stockholders' equity	1,211,153	883,116	829,794	817,101
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,966,232	$ 1,541,737	$ 1,384,811	$ 1,431,402